UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                       Oppenheimer Aggressive Growth Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
------------------------------------------------------------------------------
                                                                  MARKET VALUE
                                                      SHARES        SEE NOTE 1
------------------------------------------------------------------------------
COMMON STOCKS--99.4%
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--23.3%
------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Gentex Corp.                                         414,400   $    16,443,392
------------------------------------------------------------------------------
AUTOMOBILES--1.6%
Harley-Davidson, Inc.                                304,500        18,860,730
------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.6%
International Game Technology                        216,300         8,349,180
------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                    270,100        11,114,615
------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                   818,600        22,470,570
------------------------------------------------------------------------------
Starbucks Corp. 1                                    569,600        24,766,208
------------------------------------------------------------------------------
                                                                    66,700,573
                                                               ---------------

------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.7%
Brunswick Corp.                                      475,600        19,404,480
------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                           630,000        12,297,600
                                                               ---------------
                                                                    31,702,080

------------------------------------------------------------------------------
MEDIA--1.2%
Getty Images, Inc. 1                                 244,100        14,646,000
------------------------------------------------------------------------------
SPECIALTY RETAIL--8.3%
Bed Bath & Beyond, Inc. 1                            432,000        16,610,400
------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                  508,300        22,954,828
------------------------------------------------------------------------------
O'Reilly Automotive, Inc. 1                          560,497        25,334,464
------------------------------------------------------------------------------
PetsMart, Inc.                                       820,800        26,634,960
------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                             122,800         7,479,748
                                                               ---------------
                                                                    99,014,400

------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.5%
Coach, Inc. 1                                        650,300        29,387,057
------------------------------------------------------------------------------
CONSUMER STAPLES--2.5%
------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.5%
Whole Foods Market, Inc.                             310,100        29,599,045
------------------------------------------------------------------------------
ENERGY--6.0%
------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.9%
BJ Services Co. 1                                    273,500        12,537,240
------------------------------------------------------------------------------
Smith International, Inc. 1                          386,900        21,573,544
                                                               ---------------
                                                                    34,110,784

------------------------------------------------------------------------------
OIL & GAS--3.1%
Apache Corp.                                         443,700        19,323,135
------------------------------------------------------------------------------
XTO Energy, Inc.                                     587,200        17,492,688
                                                               ---------------
                                                                    36,815,823

------------------------------------------------------------------------------
FINANCIALS--7.6%
------------------------------------------------------------------------------
COMMERCIAL BANKS--1.7%
Commerce Bancorp, Inc.                               370,300        20,370,203

                                                                  MARKET VALUE
                                                      SHARES        SEE NOTE 1
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.9%
Investors Financial Services Corp.                   502,500   $    21,898,950
------------------------------------------------------------------------------
Legg Mason, Inc.                                     265,300        24,144,953
                                                               ---------------
                                                                    46,043,903

------------------------------------------------------------------------------
INSURANCE--2.0%
AMBAC Financial Group, Inc.                          322,300        23,669,712
------------------------------------------------------------------------------
HEALTH CARE--20.2%
------------------------------------------------------------------------------
BIOTECHNOLOGY--8.2%
Celgene Corp. 1                                      223,800        12,814,788
------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                    293,700        13,897,884
------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                              368,900        24,716,300
------------------------------------------------------------------------------
Idexx Laboratories, Inc. 1                           203,741        12,823,459
------------------------------------------------------------------------------
Invitrogen Corp. 1                                   305,100        21,964,149
------------------------------------------------------------------------------
Martek Biosciences Corp. 1                           196,500        11,037,405
                                                               ---------------
                                                                    97,253,985

------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.3%
Stryker Corp.                                        253,700        13,953,500
------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                       311,400        24,709,590
                                                               ---------------
                                                                    38,663,090

------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--7.9%
Coventry Health Care, Inc. 1                         424,850        20,775,165
------------------------------------------------------------------------------
Health Management Associates,
Inc., Cl. A                                        1,258,500        28,215,570
------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                             610,600        20,064,316
------------------------------------------------------------------------------
Patterson Dental Co. 1                               329,700        25,218,753
                                                               ---------------
                                                                    94,273,804

------------------------------------------------------------------------------
PHARMACEUTICALS--0.8%
Allergan, Inc.                                       108,500         9,712,920
------------------------------------------------------------------------------
INDUSTRIALS--12.1%
------------------------------------------------------------------------------
AIR FREIGHT & Logistics--2.6%
Expeditors International of Washington, Inc.         632,000        31,227,120
------------------------------------------------------------------------------
COMMERCIAL SERVICES & Supplies--5.2%
Apollo Group, Inc., Cl. A 1                          204,600        18,064,134
------------------------------------------------------------------------------
Corporate Executive Board Co.                        369,800        21,370,742
------------------------------------------------------------------------------
Stericycle, Inc. 1                                   427,600        22,124,024
                                                               ---------------
                                                                    61,558,900

------------------------------------------------------------------------------
MACHINERY--1.0%
Donaldson Co., Inc.                                  414,200        12,136,060
------------------------------------------------------------------------------
ROAD & RAIL--1.6%
C.H. Robinson Worldwide, Inc.                        410,200        18,803,568
------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.7%
Fastenal Co.                                         359,400        20,424,702


       4 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

                                                                  MARKET VALUE
                                                      SHARES        SEE NOTE 1
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--27.7%
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Comverse Technology, Inc. 1                          689,400   $    13,746,636
------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.2%
CDW Corp.                                            415,600        26,498,656
------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                602,800        15,178,504
------------------------------------------------------------------------------
Thermo Electron Corp. 1                              653,500        20,088,590
                                                               ---------------
                                                                    61,765,750

------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.5%
VeriSign, Inc. 1                                     881,500        17,541,850
------------------------------------------------------------------------------
IT SERVICES--6.4%
Affiliated Computer Services, Inc., Cl.A 1           418,100        22,134,214
------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                        272,600        11,517,350
------------------------------------------------------------------------------
Fiserv, Inc. 1                                       615,600        23,940,684
------------------------------------------------------------------------------
Sungard Data Systems, Inc. 1                         705,600        18,345,600
                                                               ---------------
                                                                    75,937,848

------------------------------------------------------------------------------
OFFICE ELECTRONICS--2.2%
Zebra Technologies Corp., Cl.A 1                     302,000        26,274,000
------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.4%
Linear Technology Corp.                              463,500        18,294,345
------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                         223,000        10,336,050
                                                               ---------------
                                                                    28,630,395

------------------------------------------------------------------------------
SOFTWARE--8.8%
Adobe Systems, Inc.                                  526,200        24,468,300
------------------------------------------------------------------------------
Amdocs Ltd. 1                                        674,700        15,808,221
------------------------------------------------------------------------------
Electronic Arts, Inc. 1                              487,900        26,614,945
------------------------------------------------------------------------------
Intuit, Inc. 1                                       356,300        13,746,054
------------------------------------------------------------------------------
Symantec Corp. 1                                     548,100        23,995,818
                                                               ---------------
                                                                   104,633,338
                                                               ---------------
Total Common Stocks
(Cost $982,471,107)                                              1,179,947,668

                                                                  MARKET VALUE
                                                      SHARES        SEE NOTE 1
------------------------------------------------------------------------------
PREFERRED STOCKS--0.2%
------------------------------------------------------------------------------
Axsun Technologies, Inc., Cv.,
Series C 1,2,3                                     3,170,523   $     1,207,018
------------------------------------------------------------------------------
Blaze Network Products, Inc.,
8% Cv., Series D 1,2,3                             1,147,862                --
------------------------------------------------------------------------------
BroadBand Office, Inc., Cv.,
Series C 1,2,3                                       211,641                --
------------------------------------------------------------------------------
Centerpoint Broadband
Technologies, Inc.:
Cv., Series D 1,2,3                                1,298,701                --
Cv., Series Z 1,2,3                                  262,439                --
------------------------------------------------------------------------------
fusionOne, Inc., 8% Non-Cum. Cv.,
Series D 1,2,3                                     2,663,972            75,124
------------------------------------------------------------------------------
MicroPhotonix Integration Corp.,
Cv., Series C 1,2,3                                  633,383                --
------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C 1,2,3               2,330,253           599,807
------------------------------------------------------------------------------
Questia Media, Inc., Cv., Series B 1,2,3           2,329,735           865,963
                                                               ---------------
Total Preferred Stocks
(Cost $113,962,357)                                                  2,747,912

                                                   PRINCIPAL
                                                      AMOUNT
------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
------------------------------------------------------------------------------
Undivided interest of 1.36% in joint repurchase
agreement (Principal Amount/Market Value
$300,576,000, with a maturity value of
$300,586,019) with DB Alex Brown LLC,
1.20%, dated 6/30/04, to be repurchased
at $4,080,136 on 7/1/04, collateralized
by U.S. Treasury Nts., 4.875%, 2/15/12,
with a value of $306,953,645
(Cost $4,080,000)                                $ 4,080,000         4,080,000

------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,100,513,464)                                  100.0%    1,186,775,580
------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                          0.0             3,269
                                                 -----------------------------
NET ASSETS                                             100.0%  $ 1,186,778,849
                                                 =============================


        5 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.  Non-income producing security.

2. Identifies issues considered to be illiquid or restricted. See Note 5 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2004. The aggregate value of securities of affiliated companies held by the Fund as of June 30, 2004 amounts to $2,747,912. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES
                                                           DECEMBER 31,        GROSS        GROSS           SHARES        UNREALIZED
                                                                   2003    ADDITIONS   REDUCTIONS    JUNE 30, 2004      DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Axsun Technologies, Inc., Cv., Series C                       3,170,523          --           --         3,170,523     $  35,792,985
Blaze Network Products, Inc., 8% Cv., Series D                1,147,862          --           --         1,147,862         7,346,317
BroadBand Office, Inc., Cv., Series C                           211,641          --           --           211,641         4,000,015
Centerpoint Broadband Technologies, Inc., Cv., Series D       1,298,701          --           --         1,298,701        13,999,997
Centerpoint Broadband Technologies, Inc., Cv., Series Z         262,439          --           --           262,439         6,999,992
fusionOne, Inc., 8% Non-Cum. Cv., Series D                    2,663,972          --           --         2,663,972        14,390,244
MicroPhotonix Integration Corp., Cv., Series C                  633,383          --           --           633,383         4,000,004
Multiplex, Inc., Cv., Series C                                2,330,253          --           --         2,330,253        16,550,855
Questia Media, Inc., Cv., Series B                            2,329,735          --           --         2,329,735         8,134,036
                                                                                                                       -------------
                                                                                                                       $ 111,214,445
                                                                                                                       =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        6 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2004
------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $986,551,107)                           $ 1,184,027,668
Affiliated companies (cost $113,962,357)                                   2,747,912
                                                                     ---------------
                                                                       1,186,775,580
------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                           539,308
Interest and dividends                                                       123,581
Other                                                                         12,707
                                                                     ---------------
Total assets                                                           1,187,451,176

------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------
Bank overdraft                                                                 2,669
------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                       578,371
Shareholder communications                                                    39,571
Trustees' compensation                                                        15,397
Distribution and service plan fees                                            10,488
Transfer and shareholder servicing agent fees                                  1,656
Other                                                                         24,175
                                                                     ---------------
Total liabilities                                                            672,327

------------------------------------------------------------------------------------
NET ASSETS                                                           $ 1,186,778,849
                                                                     ===============

------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------
Par value of shares of beneficial interest                           $        29,371
------------------------------------------------------------------------------------
Additional paid-in capital                                             1,860,563,590
------------------------------------------------------------------------------------
Accumulated net investment loss                                           (2,460,423)
------------------------------------------------------------------------------------
Accumulated net realized loss on investments                            (757,615,805)
------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                86,262,116
                                                                     ---------------
NET ASSETS                                                           $ 1,186,778,849
                                                                     ===============

------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $1,167,778,629 and 28,897,904 shares
of beneficial interest outstanding)                                  $         40.41
------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $19,000,220 and 472,930 shares of
beneficial interest outstanding)                                     $         40.18

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        7 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $4,622)                $     1,453,554
--------------------------------------------------------------------------------------
Interest                                                                       29,764
                                                                      ----------------
Total investment income                                                     1,483,318

--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------
Management fees                                                             3,841,394
--------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                             18,825
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                              4,990
Service shares                                                                  4,996
--------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                             26,358
Service shares                                                                    341
--------------------------------------------------------------------------------------
Trustees' compensation                                                         12,058
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                    10,361
--------------------------------------------------------------------------------------
Other                                                                          24,473
                                                                      ----------------
Total expenses                                                              3,943,796
Less reduction to custodian expenses                                              (55)
                                                                      ----------------
Net expenses                                                                3,943,741

--------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                        (2,460,423)

--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                30,106,062
Net increase from payment by affiliate                                         94,429
                                                                      ----------------
Net realized gain                                                          30,200,491
--------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                       82,632,290

--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $   110,372,358
                                                                      ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        8 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              SIX MONTHS              YEAR
                                                                                                   ENDED             ENDED
                                                                                           JUNE 30, 2004      DECEMBER 31,
                                                                                             (UNAUDITED)              2003
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                      $    (2,460,423)  $    (4,523,545)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                             30,200,491        62,819,476
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                          82,632,290       175,024,712
                                                                                         ----------------------------------
Net increase in net assets resulting from operations                                         110,372,358       233,320,643

---------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                           (54,870,723)      (98,877,573)
Service shares                                                                                 5,836,249        10,935,179

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                61,337,884       145,378,249
---------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        1,125,440,965       980,062,716
                                                                                         ----------------------------------
End of period (including accumulated net investment loss of $2,460,423 for the
six months ended June 30, 2004)                                                          $ 1,186,778,849   $ 1,125,440,965
                                                                                         ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        9 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                         YEAR
                                                ENDED                                                                        ENDED
                                        JUNE 30, 2004                                                                 DECEMBER 31,
NON-SERVICE SHARES                        (UNAUDITED)            2003           2002           2001           2000            1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $     36.71     $     29.23    $     40.72    $     70.77    $     82.31    $     44.83
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                     (.08)           (.15)          (.10)           .23            .53           (.09)
Net realized and unrealized gain
(loss)                                           3.78            7.63         (11.16)        (21.38)         (8.59)         37.57
                                          ------------------------------------------------------------------------------------------
Total from investment operations                 3.70            7.48         (11.26)        (21.15)         (8.06)         37.48
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               --              --           (.23)          (.54)            --             --
Distributions from net realized gain               --              --             --          (8.36)         (3.48)            --
                                          ------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    --              --           (.23)         (8.90)         (3.48)            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $     40.41     $     36.71    $     29.23    $     40.72    $     70.77    $     82.31
                                          ==========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1              10.08%          25.59%        (27.79)%       (31.27)%       (11.24)%        83.60%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                $ 1,167,779     $ 1,113,743    $   979,919    $ 1,621,550    $ 2,595,101    $ 2,104,128
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $ 1,132,653     $ 1,041,584    $ 1,240,435    $ 1,898,088    $ 2,978,465    $ 1,314,349
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                    (0.43)%         (0.43)%        (0.29)%         0.47%          0.65%         (0.17)%
Total expenses                                   0.68% 3         0.70% 3        0.68% 3        0.68% 3        0.64% 3        0.67% 3
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            28%            154%            54%           134%            39%            66%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        10 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

                                                    SIX MONTHS                                                YEAR
                                                         ENDED                                               ENDED
                                                 JUNE 30, 2004                                        DECEMBER 31,
SERVICE SHARES                                     (UNAUDITED)            2003       2002       2001        2000 1
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  36.54        $  29.13    $ 40.70    $ 70.77     $   97.75
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              (.14)             -- 2      .16        .19           .20
Net realized and unrealized gain (loss)                   3.78            7.41     (11.53)    (21.36)       (27.18)
                                                      --------------------------------------------------------------
Total from investment operations                          3.64            7.41     (11.37)    (21.17)       (26.98)
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        --              --       (.20)      (.54)           --
Distributions from net realized gain                        --              --         --      (8.36)           --
                                                      --------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                --              --       (.20)     (8.90)           --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  40.18        $  36.54    $ 29.13    $ 40.70     $   70.77
                                                      ==============================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        9.96%          25.44%    (28.05)%   (31.31)%      (27.60)%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 19,000        $ 11,698    $   144    $    54     $       1
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 15,183        $  3,858    $    72    $    31     $       1
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             (0.74)%         (0.72)%    (0.56)%     0.09%         1.14%
Total expenses                                            1.00%           0.95%      1.55%      0.83%         0.64%
Expenses after payments and waivers
and reduction to custodian expenses                        N/A 5           N/A 5     0.98%       N/A 5         N/A 5
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     28%            154%        54%       134%           39%

1. For the period from October 16, 2000 (inception of offering) to December 31, 2000.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        11 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Aggressive Growth Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in "growth type" companies. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each


        12 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $757,199,932 expiring by 2010. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2004, it is estimated that the Fund will utilize $30,200,491 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2003, the Fund did utilize $32,872,643 of capital loss carryforward to offset realized capital gains.

As of December 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                EXPIRING
                ------------------------
                2009       $ 557,175,601
                2010         230,224,822
                           -------------
                Total      $ 787,400,423
                           =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in


        13 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                   SIX MONTHS ENDED JUNE 30, 2004     YEAR ENDED DECEMBER 31, 2003
                     --------------------------------------------------------------
                          SHARES           AMOUNT           SHARES          AMOUNT
-----------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                   1,141,539    $  43,928,127        7,581,692   $ 249,645,333
Redeemed              (2,580,870)     (98,798,850)     (10,767,148)   (348,522,906)
                     --------------------------------------------------------------
Net decrease          (1,439,331)   $ (54,870,723)      (3,185,456)  $ (98,877,573)
                     ==============================================================

-----------------------------------------------------------------------------------
SERVICE SHARES
Sold                     175,009    $   6,681,374          328,184   $  11,390,813
Redeemed                 (22,248)        (845,125)         (12,954)       (455,634)
                     --------------------------------------------------------------
Net increase             152,761    $   5,836,249          315,230   $  10,935,179
                     ==============================================================

--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2004, were $324,140,921 and $352,122,221, respectively.

--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million and 0.58% of average annual net assets over $1.5 billion.
--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


        14 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2004, the Fund paid $9,178 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $94,429, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------

5. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2004 was $2,747,912, which represents 0.23% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                         ACQUISITION                    VALUATION AS OF       UNREALIZED
SECURITY                                                       DATES             COST     JUNE 30, 2004     DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Axsun Technologies, Inc., Cv., Series C                     12/13/00     $ 37,000,003       $ 1,207,018     $ 35,792,985
Blaze Network Products, Inc., 8% Cv., Series D              10/17/00        7,346,317                --        7,346,317
BroadBand Office, Inc., Cv., Series C                        8/28/00        4,000,015                --        4,000,015
Centerpoint Broadband Technologies, Inc., Cv., Series D     10/23/00       13,999,997                --       13,999,997
Centerpoint Broadband Technologies, Inc., Cv., Series Z      5/26/00        6,999,992                --        6,999,992
fusionOne, Inc., 8% Non-Cum. Cv., Series D                    9/6/00       14,465,368            75,124       14,390,244
MicroPhotonix Integration Corp., Cv., Series C                7/6/00        4,000,004                --        4,000,004
Multiplex, Inc., Cv., Series C                                2/9/01       17,150,662           599,807       16,550,855
Questia Media, Inc., Cv., Series B                           8/18/00        8,999,999           865,963        8,134,036


        15 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)